Patents and other intangible assets (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) patent	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			$ 875,186
Charge	$ 0	$ (588)	(53,049)	$ (68,507)
Impairment	0	$ 0	(696,180)	0
Ending balance	134,967		$ 134,967		$ 875,186
Number of patents | patent			6
Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			$ 706,748
Ending balance	0		0		706,748
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			168,438
Ending balance	134,967		134,967		168,438
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			1,658,639	1,531,504	1,531,504
Additions			42,481		127,135
Impairment			(1,317,614)
Ending balance	383,506		383,506		1,658,639
Cost | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			1,275,133	1,147,998	1,147,998
Additions			42,481		127,135
Impairment			(1,317,614)
Ending balance	0		0		1,275,133
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			383,506	383,506	383,506
Additions			0		0
Impairment			0
Ending balance	383,506		383,506		383,506
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			(783,453)	(641,684)	(641,684)
Charge			(86,520)		(141,769)
Impairment			(621,434)
Ending balance	(248,539)		(248,539)		(783,453)
Accumulated amortization | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			(568,385)	(473,662)	(473,662)
Charge			(53,049)		(94,723)
Impairment			(621,434)
Ending balance	0		0		(568,385)
Accumulated amortization | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance			(215,068)	$ (168,022)	(168,022)
Charge			(33,471)		(47,046)
Impairment			0
Ending balance	$ (248,539)		$ (248,539)		$ (215,068)